INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill [Line Items]
Opening balance		$ 1,448,241	$ 1,441,072	$ 1,617,247
Closing balance		1,046,559	1,448,241	1,441,072
Additions		76,376	139,236	95,092
Withdrawals		(37,683)	(1,393)	(528)
Transfer software		1,125	(3,167)	(1,316)
Foreing exchange		(271,700)	(46,996)	(203,948)
Amortization		(169,800)	(80,511)	(65,595)
Adjustment aplication IAS 29 by hyperinflation Argentina				120
Computer software Net [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill [Line Items]
Opening balance		221,324	156,469	160,970
Closing balance		139,341	221,324	156,469
Additions		45	278	791
Withdrawals		(333)	(270)	(403)
Transfer software		101,015	136,935	59,771
Foreing exchange		(20,242)	(1,981)	(10,231)
Amortization		(162,468)	(70,107)	(54,549)
Adjustment aplication IAS 29 by hyperinflation Argentina				120
Developing Software [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill [Line Items]
Opening balance		99,193	151,853	123,415
Closing balance		68,521	99,193	151,853
Additions		76,331	91,371	94,301
Withdrawals		(454)	(1,123)	(125)
Transfer software		(99,890)	(140,102)	(61,087)
Foreing exchange		(6,659)	(2,806)	(4,651)
Amortization
Adjustment aplication IAS 29 by hyperinflation Argentina
Airports Slots [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill [Line Items]
Opening balance	[1]	845,959	828,969	964,513
Closing balance	[1]	627,742	845,959	828,969
Additions	[1]		47,587
Withdrawals	[1]	(36,896)
Transfer software	[1]
Foreing exchange	[1]	(181,321)	(30,597)	(135,544)
Amortization	[1]
Adjustment aplication IAS 29 by hyperinflation Argentina	[1]
Trademarks and Loyalty Program [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill [Line Items]
Opening balance	[1],[2]	281,765	303,781	368,349
Closing balance	[1],[2]	210,955	281,765	303,781
Additions	[1],[2]
Withdrawals	[1],[2]
Transfer software	[1],[2]
Foreing exchange	[1],[2]	(63,478)	(11,612)	(53,522)
Amortization	[1],[2]	$ (7,332)	$ (10,404)	(11,046)
Adjustment aplication IAS 29 by hyperinflation Argentina	[1],[2]

[1]	See Note 2.5
[2]	In 2016, the Company resolved to adopt a unique name and identity, and announced that the group’s brand will be LATAM, which united all the companies under a single image.